Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related party transactions
Related party transactions
Pursuant to IAS 24 - Related Party Disclosures, the related parties of the Group are entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries. Related parties include companies belonging to Exor N.V. (the largest shareholder of FCA through its 29.18 percent common shares shareholding interest and 42.34 percent voting power at December 31, 2017), which include Ferrari N.V. and CNHI. Exor N.V. received 73,606,222 of FCA common shares in connection with the conversion of the Mandatory Convertible Securities into FCA common shares on December 16, 2016 (Note 26, Equity). Related parties also include associates, joint ventures and unconsolidated subsidiaries of the Group. In addition, members of the FCA Board of Directors, and executives with strategic responsibilities and certain members of their families are also considered related parties.
Transactions carried out by the Group with its related parties are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved, and primarily relate to:

•	the purchase of engines and engine components for Maserati vehicles from Ferrari N.V.;

•	the sale of automotive lighting and automotive components to Ferrari N.V.;

•	transactions related to the display of FCA brand names on Ferrari N.V. Formula 1 cars;

•	the sale of vehicles to the joint ventures Tofas and FCA Bank leasing and renting subsidiaries;

•	the sale of engines, other components and production systems and the purchase of light commercial vehicles with the joint operation Sevel S.p.A.;

•	the sale of engines, other components and production systems to companies of CNHI;

•	the purchase of vehicles, the provision of services and the sale of goods with the joint operation Fiat India Automobiles Private Limited;

•	the provision of services and the sale of goods to the GAC FCA JV;

•	the provision of services (accounting, payroll, tax administration, information technology, purchasing and security) to companies of CNHI; and

•	the purchase of light commercial vehicles and passenger cars from the joint venture Tofas.
The most significant financial transactions with related parties generated Receivables from financing activities of the Group’s financial services companies from joint ventures and Asset-backed financing relating to amounts due to FCA Bank for the sale of receivables, which do not qualify for derecognition under IAS 39 – Financial Instruments: Recognition and Measurement.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31
	2017				2016				2015
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€1,287	€2,779	€9	€—	€1,536	€2,811	€3	€—	€1,533	€1,611	€—	€—
Sevel S.p.A.	392	—	5	—	381	—	5	—	311	—	4	—
FCA Bank	1,715	26	(20)	36	1,571	18	(21)	39	1,447	14	9	30
GAC FCA JV	569	—	(105)	—	683	—	(82)	—	252	—	—	—
Fiat India Automobiles Limited	25	1	—	—	23	1	(1)	(1)	15	4	—	—
Other	35	2	(4)	2	36	5	(3)	—	29	22	—	—
Total joint arrangements	4,023	2,808	(115)	38	4,230	2,835	(99)	38	3,587	1,651	13	30
Total associates	73	52	(3)	(1)	91	47	—	—	143	14	6	—
CNHI	526	329	2	—	543	422	3	—	564	431	—	—
Ferrari N.V.	82	320	1	—	81	246	—	—	n/a	n/a	n/a	n/a
Directors and Key Management	—	—	114	—	—	—	143	—	—	—	132	—
Other	1	—	26	—	—	—	26	—	—	1	17	—
Total CNHI, Ferrari, Directors and other	609	649	143	—	624	668	172	—	564	432	149	—
Total unconsolidated subsidiaries	61	8	3	1	57	7	8	1	79	13	8	(1)
Total transactions with related parties	€4,766	€3,517	€28	€38	€5,002	€3,557	€81	€39	€4,373	€2,110	€176	€29

Total for the Group	€110,934	€93,975	€7,385	€1,469	€111,018	€95,295	€7,568	€2,016	€110,595	€97,620	€7,576	€2,366
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31
	2017					2016
	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€34	€240	€50	€—	€—	€28	€298	€52	€—	€—
Sevel S.p.A.	23	—	6	—	1	33	—	4	—	8
FCA Bank	466	206	199	319	32	201	248	108	169	18
GAC FCA JV	58	15	1	—	—	121	2	4	—	—
Fiat India Automobiles Limited	7	13	5	—	—	2	—	—	—	—
Other	20	1	—	—	—	25	4	—	—	—
Total joint arrangements	608	475	261	319	33	410	552	168	169	26
Total associates	36	32	13	—	—	30	18	18	—	—
CNHI	47	86	11	—	—	80	82	15	—	4
Ferrari N.V.	23	75	—	—	—	25	75	—	—	—
Other	1	2	—	—	—	—	2	—	—	—
Total CNHI, Ferrari N.V. and other	71	163	11	—	—	105	159	15	—	4
Total unconsolidated subsidiaries	83	8	1	—	28	84	9	1	—	25
Total originating from related parties	€798	€678	€286	€319	€61	€629	€738	€202	€169	€55

Total for the Group	€8,553	€21,939	€10,435	€357	€17,614	€7,854	€22,655	€11,412	€410	€23,638

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1) This relates to Debt excluding Asset-backed financing, refer to Note, 21 Debt.
Commitments and Guarantees pledged in favor of related parties
As of December 31, 2017, the Group had a take or pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2018	€340
2019	€276
2020	€269
2021	€250
2022	€159
2023 and thereafter	€—
Compensation to Directors and Key Management
The fees of the Directors of the Group for carrying out their respective functions, including those in other consolidated companies, were as follows:

	Years ended December 31
	2017	2016	2015
	(€ thousand)
Directors(1)	€29,861	€39,329	€38,488
Total Compensation	€29,861	€39,329	€38,488
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(1) This amount includes the notional compensation cost arising from long-term share-based compensation granted to the Chief Executive Officer and share-based compensation to non-executive Directors.
Refer to Note 18, Share-based compensation, for information related to the special recognition award granted to the Chief Executive Officer on April 16, 2015 and the PSU and RSU awards granted to certain key employees.
The aggregate compensation expense for remaining executives with strategic responsibilities was approximately €81 million for 2017 (€103 million in 2016 and €65 million in 2015), which, in addition to base compensation, includes:

•	an amount of approximately €49 million in 2017 (approximately €73 million in 2016 and approximately €38 million in 2015) for share-based compensation expense;

•	an amount of approximately €8 million in 2017 (approximately €8 million in 2016 and approximately €8 million in 2015) for short-term employee benefits; and

•	an amount of €9 million in 2017 (€6 million in 2016 and €3 million in 2015) for pension and similar benefits.